[photo of suspension bridge]


COLONIAL INSURED
MUNICIPAL FUND

SEMIANNUAL REPORT
MAY 31, 2002

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

The environment for the municipal bond market has been shaped by economic events and investor uncertainties over the past six months. Although the Federal Reserve halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter suggested that the Fed could act early in 2002 to begin to raise short-term interest rates; however, they remained at a 40-year low throughout the period. Indications of more moderate economic growth in the second quarter raised the possibility that the Fed may delay action until later in the year.

The municipal bond market was one of the strongest bond market sectors for the six-month period. As cities and states face leaner times and tighter budgets, the volume of new municipal bonds increased somewhat. However, demand also increased as investors favored bonds over stocks, and that has helped support municipal bond returns.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Maureen G. Newman. For more information, contact your financial advisor. As always, we thank you for investing in Colonial Insured Municipal Fund and for giving us the opportunity to help you build a strong financial future.

/s/ Keith T. Banks

Keith T. Banks
President

Colonial Management Associates, Inc.




Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

For the six-months ended May 31, 2002, Colonial Insured Municipal Fund returned 2.57%, based on net asset value. The fund's peer group, the Lipper Insured Municipal Debt Funds (Leveraged) Average, returned 2.80% for the same period. The fund's relatively long duration at the beginning of the period held back performance. Duration measures a fund's sensitivity to interest rate changes. Generally, a longer duration benefits a fund when interest rates decline but it hurts performance when interest rates rise, as they did early in the six-month period (see sidebar). The fund's leverage, from investing the proceeds from the sale of preferred shares in long-term bonds and paying out a short rate, boosted its income. As a result, the income available for distribution to common shareholders was enhanced.

During the period, the fund benefited from the prerefunding of Pittsburgh general obligation bonds. When an issuer prerefunds bonds, it issues new bonds and invests the proceeds from the sale in US Treasury bonds, which are pledged to pay off the older debt, usually at the call date. The higher quality of US Treasuries improves the credit quality of the older bonds, which, in addition to the shorter effective maturity, boosts their prices.

In managing the fund, we shortened duration as interest rates rose and economic growth improved. Also, during the period, we began the process of bringing the fund's portfolio in line with a new Securities and Exchange Commission rule requiring mutual funds to invest at least 80% of their net assets (plus any borrowings for investment purposes) in the types of securities suggested by their names. Effective July 31, 2002, the fund's investment strategies were changed to indicate that the fund will, under normal conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Obligations that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. "Municipal Obligations" are bonds and notes that generally are issued by or on behalf of state and local governmental units, whose interest is, in the opinion of issuer's counsel (or on the basis of other reliable authority), exempt from regular federal income tax. Prior to July 31, 2002, the fund was required to invest at least 65% of its total assets in Municipal Obligations that are covered by insurance guaranteeing the timely payment of principal at maturity and interest.

PRICE PER SHARE AS OF 5/31/02 ($)
Net asset value          15.04
-----------------------------------------
Market price             16.60
-----------------------------------------
SIX-MONTH TOTAL RETURNS AS OF
5/31/02 (%)
Net asset value           2.57
-----------------------------------------
Market price              4.29
-----------------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/01- 5/31/02 ($)
                          0.56
-----------------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

TOP 10 INDUSTRY SECTORS AS OF
5/31/02 (%)

Local general obligations 13.2
----------------------------------
Hospitals                 12.2
----------------------------------
Water & sewer              9.2
----------------------------------
Airports                   7.6
----------------------------------
Ports                      6.8
----------------------------------
Single family              6.1
----------------------------------
Special non-property tax   5.8
----------------------------------
Investor owned             5.1
----------------------------------
Air transportation         4.9
----------------------------------
State appropriated         4.2
----------------------------------

Sector breakdowns are calculated as a percentage of net assets representing both common shares and auction preferred shares.

QUALITY BREAKDOWN
AS OF 5/31/02 (%)

AAA                       74.0
-----------------------------------
AA                         7.9
-----------------------------------
A                          4.6
-----------------------------------
BBB                        6.9
-----------------------------------
BB                         1.2
-----------------------------------
B                          0.3
-----------------------------------
Non-rated                  3.9
-----------------------------------
Cash Equivalents           1.2
-----------------------------------

Quality breakdown is calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown or invest in these sectors in the future.

ABOUT DURATION

Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Since we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, usually we lower duration when we expect interest rates to rise or raise it when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.

As economic growth accelerates in the months ahead, we expect interest rates to stabilize or rise. Therefore, we believe income will be the biggest contributor to the fund's total return over the next several months.

/s/ MAUREEN G. NEWMAN

MAUREEN G. NEWMAN

Maureen G. Newman is the portfolio manager of Colonial Insured Municipal Fund and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

Lipper Inc., a widely respected data provider in the industry, calculates an average return for mutual funds with similar investment objectives as the fund.

INVESTMENT PORTFOLIO
May 31, 2002 (Unaudited)

MUNICIPAL BONDS - 97.9%                  PAR        VALUE
------------------------------------------------------------------
EDUCATION - 6.0%
EDUCATION - 3.4%
DC Catholic University of America,
   Series 1999,
     5.625% 10/01/29                $1,000,000  $ 1,030,290
MA State Health & Educational
   Facilities Authority:
   Brandeis University, Series 1998 I,
     4.750% 10/01/28                 1,450,000    1,336,219
   Massachusetts Institute of
   Technology, Series 2002 K,
     5.500% 07/01/32                 1,000,000    1,060,340
------------------------------------------------------------------
                                                  3,426,849
------------------------------------------------------------------
STUDENT LOAN - 2.6%
MA Educational Loan Authority,
   Issue G,  Series 2000 A,
     5.950% 12/01/15                   500,000      537,305
MT Higher Education Student
   Assistance Corp., Series 1999 B,
     6.400% 12/01/32                 2,000,000    2,069,320
------------------------------------------------------------------
                                                  2,606,625
------------------------------------------------------------------

------------------------------------------------------------------
HEALTH CARE - 15.7%
CONGREGATE CARE RETIREMENT - 1.1%
NY Dormitory Authority,
   Miriam Osborn Memorial Home,
   Series 2000 B,
     6.875% 07/01/19                   500,000      562,335
NY Suffolk County Industrial
   Development Agency, Jefferson
   Ferry, Series 1999 A,

     7.200% 11/01/19                   550,000      572,000
------------------------------------------------------------------
                                                  1,134,335
------------------------------------------------------------------
HEALTH SERVICES - 2.1%
WI Health & Educational Facilities
   Authority, Marshfield Clinic,
   Series 1999,
     6.250% 02/15/29                 2,000,000    2,116,640
------------------------------------------------------------------
HOSPITALS - 12.2%
CO Health Facilities Authority,
   Parkview Medical Center, Inc.,
   Series 2001,
     6.600% 09/01/25                   400,000      433,000
IA Finance Authority, Mercy
   Medical Center, Series 1999,
     5.750% 08/15/29                 1,000,000    1,026,860
IL Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
     6.875% 11/15/30                   500,000      532,985


                                         PAR        VALUE
------------------------------------------------------------------
LA Public Facilities Authority,
   Touro Infirmary, Series 1999,
     5.625% 08/15/29                 $ 750,000   $  735,090
MA Health & Educational Facilities
   Authority, Cape Cod Health Care,
   Series 1998 B,
     5.450% 11/15/23                   500,000      464,540
MD Health & Educational Facilities
   Authority, University of Maryland
   Medical System,
     6.750% 07/01/30                   250,000      269,732
ME Health & Higher Educational
   Facilities Authority, Series 1999 B,
     6.000% 07/01/29                 1,500,000    1,577,055
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 B,
     5.375% 07/01/28                   500,000      416,145
MI Hospital Finance Authority,
   Series 1999 A,
     6.125% 11/15/26                 1,000,000    1,044,530
NV Henderson, Catholic Healthcare
   West, Series 1999 A,
     6.750% 07/01/20                   500,000      524,685
OH Jackson, Consolidated Health
   Systems, Series 1999,
     6.250% 10/01/29                 1,500,000    1,598,565
OK Industrial Authority, Integris
   Baptist Medical Center,
   Series 1999,
     5.750% 08/15/29                 2,000,000    2,064,720
TX Richardson Hospital Authority,
   Baylor Richardson Medical Center,
   Series 1998,
     5.625% 12/01/28                   250,000      238,593
WA Health Care Facilities Authority,
   Kadlec Medical Center,
   Series 2001,
     5.875% 12/01/21                   300,000      306,129
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000 A,
     6.750% 09/01/30                 1,000,000    1,067,890
------------------------------------------------------------------
                                                 12,300,519
------------------------------------------------------------------
NURSING HOME - 0.3%
MN Carlton, Inter-Faith Social
   Services, Inc., Series 2000,
     7.750% 04/01/29                   300,000      308,625
------------------------------------------------------------------



 See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
------------------------------------------------------------------
HOUSING - 7.3%
ASSISTED LIVING/SENIOR - 0.7%
DE Kent County, Heritage at Dover,
   Series 1999,
     7.625% 01/01/30                $  250,000   $  222,188
NC Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
     7.625% 11/01/29                   500,000      502,500
------------------------------------------------------------------
                                                    724,688
------------------------------------------------------------------
MULTI-FAMILY - 0.5%
FL Broward County Housing
   Finance Authority, Chaves Lake
   Apartment Project, Series 2000,
     7.500% 07/01/40                   250,000      254,063
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40                   250,000      254,062
------------------------------------------------------------------
                                                    508,125
------------------------------------------------------------------
SINGLE FAMILY - 6.1%
AK Housing Finance Corp.,
   Series 1999 A-1,
     6.150% 06/01/39                 1,695,000    1,768,953
CA Rural Home Mortgage Finance
   Authority, Series 1998 A,
     6.350% 12/01/29                   885,000      961,544
CO Housing Finance Authority:
   Series 1998 D-2,
     6.350% 11/01/29                 1,775,000    1,885,298
   Series 2000 B-2,
     7.250% 10/01/31                   395,000      439,347
OK Housing Finance Agency,
   Series 2000 C-2,
     7.550% 09/01/28                   935,000    1,087,536
------------------------------------------------------------------
                                                  6,142,678
------------------------------------------------------------------

------------------------------------------------------------------
INDUSTRIAL - 1.0%
FOREST PRODUCTS - 1.0%
MN International Falls,
   Boise Cascade Corp.,
   Series 1999,
     6.850% 12/01/29                 1,000,000    1,023,450
------------------------------------------------------------------


                                         PAR        VALUE
------------------------------------------------------------------
OTHER - 2.5%
AL Incentives Financing Authority,
   Series 1999 A,
     6.000% 10/01/29                $2,000,000  $ 2,155,280
SC Tobacco Settlement Revenue
   Management Authority,
   Series 2001 B,
     6.375% 05/15/28                   400,000      400,568
------------------------------------------------------------------
                                                  2,555,848
------------------------------------------------------------------

------------------------------------------------------------------
OTHER REVENUE - 0.1%
RECREATION - 0.1%
CT Gaming Authority, Mohegan
   Tribe, Series 2001,
     6.250% 01/01/31                   100,000      101,577
------------------------------------------------------------------

------------------------------------------------------------------
RESOURCE RECOVERY - 0.7%
DISPOSAL - 0.7%
CA Solid Waste Authority,
   Salinas Valley, Series 2002,
     5.125% 08/01/22                   750,000      733,800
------------------------------------------------------------------

------------------------------------------------------------------
TAX-BACKED - 26.2%
LOCAL APPROPRIATED - 2.2%
OK Grady County Correctional
   Facility, Series 1999,
     6.000% 11/01/29                 1,000,000    1,056,630
TX Houston, Series 2000,
     6.400% 06/01/27                 1,000,000    1,104,040
------------------------------------------------------------------
                                                  2,160,670
------------------------------------------------------------------
LOCAL GENERAL OBLIGATIONS - 13.2%
CA Centinela Valley Unified School
   District, Series 2002 A,
     5.250% 02/01/22 (a)               730,000      758,214
CA Empire Unified School District,
   No. 1987-1-A, Series 2002,
     (b) 10/01/18                    1,665,000      705,144
CA Morgan Hill Unified School
   District, Series 2002,
     (b) 08/01/21                    1,000,000      350,850
CA Union Elementary School
   District, Series 1999 A,
     (b) 09/01/16                    1,400,000      688,786
CA West Covina Unified School
   District, Series 2002 A,
     5.800% 02/01/21                   320,000      355,776
IL Chicago, Series 1998,
     5.250% 01/01/28                   500,000      494,770



 See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
IL Coles & Cumberland Counties
   Unified School District,
   Series 2000,
     (b) 12/01/14                   $2,080,000  $ 1,121,931
MI Chippewa Valley Schools,
   Series 1998,
     4.750% 05/01/23                 1,500,000    1,405,035
MI Jonesville Community
   Schools, Series 1999,
     5.750% 05/01/20                 2,000,000    2,108,220
PA Philadelphia,
   Series 1999 C,
     5.750% 03/01/29                 1,750,000    1,826,475
PA Pittsburgh,
   Series 1999 A,
     5.750% 09/01/21                 1,250,000    1,402,275
RI North Kingstown,
   Series 1999,
     5.875% 10/01/25                 2,000,000    2,126,440
------------------------------------------------------------------
                                                 13,343,916
------------------------------------------------------------------
SPECIAL NON-PROPERTY TAX - 5.8%
IL Metropolitan Pier & Exposition
   Authority, McCormick Place
   Expansion Project, Series 1999,
     5.500% 12/15/24 (c)             2,000,000    2,050,680
NY Metropolitan Transportation
   Authority, Series 1998 A,
     5.250% 07/01/28                 2,000,000    2,203,180
PR Commonwealth of Puerto Rico
   Highway & Transportation
   Authority, Series 2002 E,
     5.500% 07/01/23                 1,000,000    1,079,650
VI Virgin Islands Public Finance
   Authority, Series 1999,
     6.500% 10/01/24                   500,000      538,285
------------------------------------------------------------------
                                                  5,871,795
------------------------------------------------------------------
SPECIAL PROPERTY TAX - 0.8%
CA Pittsburg Redevelopment Agency,
   Los Medanos Project, Series 1999,
     (b) 08/01/26                    2,500,000      645,825
FL Lexington Oaks Community
   Development District,
   Series 2000 A,
     7.200% 05/01/30                   185,000      192,631
------------------------------------------------------------------
                                                    838,456
------------------------------------------------------------------


                                         PAR        VALUE
------------------------------------------------------------------
STATE APPROPRIATED - 4.2%
IL Department of Central
   Management Services,
   Series 1999,
     5.850% 07/01/19                $2,000,000  $ 2,096,340
NY Dormitory Authority,
   Series 1999 C,
     5.500% 07/01/29                 2,055,000    2,106,560
------------------------------------------------------------------
                                                  4,202,900
------------------------------------------------------------------

------------------------------------------------------------------
TRANSPORTATION - 20.8%
AIR TRANSPORTATION - 4.9%
FL Miami-Dade County Industrial
   Development Authority, Airis
   Miami II, LLC, Series 1999 A,
     6.000% 10/15/25                 1,000,000    1,055,060
IL Chicago O'Hare International
   Airport, United Airlines, Inc.,
   Series 2000 A,
     6.750% 11/01/11                   500,000      258,750
KY Kenton County Airport Board,
   Delta Airlines, Inc., Series 1992 A,
     7.500% 02/01/20                   100,000       99,482
MA Port Authority, US Airways, Inc.,
   Series 1999,
     6.000% 09/01/21                 2,500,000    2,639,425
MN Minneapolis & St. Paul
   Metropolitan Airport Commission,
   Northwest Airlines Corp.,
   Series 2001 A,
     7.000% 04/01/25                   250,000      224,375
NC Charlotte, Charlotte/Douglas
   International Airport, Series 1998,
     5.600% 07/01/27                   200,000      101,250
NC Charlotte, US Airways, Inc.,
   Series 2000,
     7.750% 02/01/28                   250,000      136,562
TX Dallas-Fort Worth International
   Airport, American Airlines, Inc.,
   Series 1999,
     6.375% 05/01/35                   500,000      393,750
------------------------------------------------------------------
                                                  4,908,654
------------------------------------------------------------------
AIRPORTS - 7.6%
NY Niagara Frontier Transportation
   Authority, Series 1999 A,
     5.625% 04/01/29                 2,000,000    2,058,000
TN Memphis-Shelby County, Airport
   Authority, Series 1999 D,
     6.000% 03/01/24                 5,280,000    5,581,013
------------------------------------------------------------------
                                                  7,639,013
------------------------------------------------------------------


 See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
PORTS - 6.8%
AL Docks Department, Series 1998,
     5.500% 10/01/22                $3,500,000  $ 3,613,015
WA Seattle Special Port Authority,
   Terminal 18, Series 1999 A,
     6.000% 09/01/29                 3,000,000    3,203,670
------------------------------------------------------------------
                                                  6,816,685
------------------------------------------------------------------
TOLL FACILITIES - 0.2%
CO Northwest Parkway Public
   Highway Authority,
   Series 2001 D,
     7.125% 06/15/41                   200,000      204,000
------------------------------------------------------------------
TRANSPORTATION - 1.3%
NV Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40                   250,000      243,125
OH Toledo-Lucas County Port
   Authority, CSX Transportation, Inc.,
   Series 1992,
     6.450% 12/15/21                 1,000,000    1,056,680
------------------------------------------------------------------
                                                  1,299,805
------------------------------------------------------------------

------------------------------------------------------------------
UTILITY - 17.6%
INDEPENDENT POWER PRODUCER - 1.3%
MI Midland County Economic
   Development Corp., Series 2000,
     6.875% 07/23/09                   500,000      519,375
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project, Series 2000,
     6.625% 06/01/26                   300,000      310,785
VA Pittsylvania County Industrial
   Development Authority, Multi-trade
   of Pittsylvania L.P., Series 1994 A,
     7.500% 01/01/14                   500,000      506,875
------------------------------------------------------------------
                                                  1,337,035
------------------------------------------------------------------
INVESTOR OWNED - 5.1%
CA Pollution Control Finance Authority,
   San Diego Gas & Electric Co.,
   Series 1991 A,
     6.800% 06/01/15                   500,000      567,800
HI Department of Budget & Finance,
   Hawaiian Electric Co.,
   Series 1999 C,
     6.200% 11/01/29                 2,000,000    2,137,220


                                         PAR        VALUE
------------------------------------------------------------------
TX Brazos River Authority:
   Houston Industries, Inc.,
   Series 1998 A,
     5.125% 05/01/19                $2,100,000  $ 2,110,080
   TXU Electric Co., Series 2001 C,
     5.750% 05/01/36                   300,000      301,131
------------------------------------------------------------------
                                                  5,116,231
------------------------------------------------------------------
JOINT POWER AUTHORITY - 0.5%
NC Eastern Municipal Power Agency,
   Series 1999 D,
     6.700% 01/01/19                   500,000      532,490
------------------------------------------------------------------
MUNICIPAL ELECTRIC - 1.5%
TX Lower Colorado River Authority,
   Series 1999 A,
     5.500% 05/15/21                 1,500,000    1,545,720
------------------------------------------------------------------
WATER & SEWER - 9.2%
AL Jefferson County Sewer Authority,
   Series 1999 A,
     5.750% 02/01/38                 2,000,000    2,084,520
SC Lugoff-Elgin Water Authority,
   Series 1999,
     6.050% 11/01/31                 1,500,000    1,600,680
TX Houston:
   Series 1997 A,
     5.375% 12/01/27                 3,000,000    3,015,810
   Series 1999 A,
     4.750% 12/01/24                 1,750,000    1,609,282
UT Water Finance Agency,
   Series 2002,
     5.125% 07/01/23                 1,000,000      989,030
------------------------------------------------------------------
                                                  9,299,322
------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (cost of $92,315,488)                         98,800,451
------------------------------------------------------------------
MUNICIPAL PREFERRED STOCK - 0.5%      SHARES
------------------------------------------------------------------
HOUSING - 0.5%
MULTI-FAMILY - 0.5%
Charter Mac Equity Issue Trust,
   7.100% 06/30/09 (d)
   (cost of $500,000)                  500,000      524,375
------------------------------------------------------------------



 See notes to investment portfolio.

May 31, 2002 (Unaudited)

SHORT-TERM OBLIGATIONS - 1.2%            PAR        VALUE
------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (E) - 1.2%
IA Finance Authority, Diocese of
   Sioux City, Series 1999,
     1.400% 03/01/19                $  675,000   $  675,000
MN Hennepin County, Series 2000 B,
     1.250% 12/01/20                   300,000      300,000
TX Splendora Higher Education
   Facilities Corp., Fort Bend Baptist
   Academy, Series 2001 A,
     1.400% 12/01/26                   200,000      200,000
------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $1,175,000)                           1,175,000
------------------------------------------------------------------
TOTAL INVESTMENTS - 99.6%
   (cost of $93,990,488) (f)                    100,499,826
------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.4%              428,506
------------------------------------------------------------------
NET ASSETS* - 100.0%                           $100,928,332
------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------

(a) Settlement of this security is on a delayed delivery basis.
(b) Zero coupon bond.
(c) This security, or a portion thereof with a market value of $298,374, is being used to collateralize open futures contracts.
(d) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of this security amounted to $524,375, which represents 0.5% of net assets.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2002.
(f) Cost for generally accepted accounting principles is $93,990,488. Cost for federal income tax purposes is $93,951,043. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.


Short futures contracts open at May 31, 2002:

                          Par Value                Unrealized
                         Covered by   Expiration  Depreciation
         Type             Contracts      Month     at 05/31/02
---------------------------------------------------------------
Municipal Bond Index    $10,400,000    September   $(31,496)
10 Year U.S. Treasury Note8,700,000    September    (61,652)
                                                   ---------
                                                   $(93,148)
                                                   ---------


Summary of securities by insurer:

                                                  % of Total
        Insurer                                   Investments
----------------------------------------------------------------
MBIA Insurance Corp.                                  27.8%
Ambac Assurance Corp.                                 20.0
Financial Guaranty Insurance Corp.                    16.4
Financial Security Assurance, Inc.                     4.8
Asset Guaranty Assurance Corp.                         2.4
Federal Housing Administration                         1.8
Radian Asset Assurance, Inc.                           1.6
FNMA Collateralized                                    1.0
ACA Financial Guaranty Corp.                           0.6
                                                      -----
                                                      76.4%
                                                      -----

* Net assets represent both Common Shares and Auction Preferred Shares.



 See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

May 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                           $ 93,990,488
----------------------------------------------------------------
Investments, at value                          $ 100,499,826
Cash                                                 40,026
Receivable for:
   Investments sold                                 435,000
   Interest                                       1,477,722
   Futures variation margin                          12,480
Expense reimbursement due from Advisor               15,827
Deferred Trustees' compensation plan                  1,786
----------------------------------------------------------------
   Total Assets                                 102,482,667
----------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased on a delayed
      delivery basis                              1,089,059
   Distributions-- common shares                    402,026
   Distributions-- preferred shares                   2,591
   Management fee                                    29,559
   Pricing and bookkeeping fees                      10,408
   Trustees' fee                                        509
   Transfer agent fee                                 7,295
Deferred Trustees' fee                                1,786
Other liabilities                                    11,102
----------------------------------------------------------------
   Total Liabilities                              1,554,335
----------------------------------------------------------------
Auction Preferred Shares (1,492 shares issued
   and outstanding at $25,000 per share)         37,300,000
----------------------------------------------------------------
COMPOSITION OF NET ASSETS APPLICABLE
   TO COMMON SHARES:
Paid-in capital -- common shares              $  59,966,796
Undistributed net investment income                 130,054
Accumulated net realized loss                    (2,884,708)
Net unrealized appreciation (depreciation) on:
   Investments                                    6,509,338
   Futures contracts                                (93,148)
----------------------------------------------------------------
Net assets at value applicable to 4,231,856 common
   shares of beneficial interest outstanding   $ 63,628,332
----------------------------------------------------------------
Net asset value per common share               $      15.04
----------------------------------------------------------------



STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest                                       $  2,878,037
----------------------------------------------------------------
EXPENSES:
Management fee                                      175,836
Pricing and bookkeeping fees                         37,487
Trustees' fee                                         4,241
Preferred shares remarketing
   commissions                                       46,550
Transfer agent fee                                   20,875
Other expenses                                       31,149
----------------------------------------------------------------
   Total Expenses                                   316,138
Fees and expenses waived or
   reimbursed by Advisor                            (40,057)
Custody earnings credit                                (432)
----------------------------------------------------------------
   Net Expenses                                     275,649
----------------------------------------------------------------
Net Investment Income                             2,602,388
----------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS:
Net realized gain on:
   Investments                                       70,364
   Futures contracts                                148,503
----------------------------------------------------------------
     Net realized gain                              218,867
----------------------------------------------------------------
Net change in unrealized appreciation/ depreciation on:
   Investments                                     (481,176)
   Futures contracts                               (418,333)
----------------------------------------------------------------
     Net change in unrealized
       appreciation/depreciation                   (899,509)
----------------------------------------------------------------
Net Loss                                           (680,642)
----------------------------------------------------------------
Net Increase in Net Assets
   from Operations                                1,921,746
----------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (268,185)
----------------------------------------------------------------
Increase in Net Assets from Operations
   Applicable to Common Shares                 $  1,653,561
----------------------------------------------------------------


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                  (UNAUDITED)
                                  SIX MONTHS       YEAR
                                     ENDED         ENDED
                                    MAY 31,    NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:   2002          2001
----------------------------------------------------------------
OPERATIONS:
Net investment income           $  2,602,388   $  5,236,331
Net realized gain (loss)
   on investments and
   futures contracts                 218,867       (937,440)
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts                (899,509)     3,089,840
----------------------------------------------------------------
Net Increase from Operations       1,921,746      7,388,731
----------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income          (268,185)    (1,088,514)
----------------------------------------------------------------
Increase in Net Assets from
   Operations Applicable to
   Common Shares                   1,653,561      6,300,217
----------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income        (2,364,780)    (4,087,821)
----------------------------------------------------------------
SHARE TRANSACTIONS:
Distributions reinvested              49,201         26,860
----------------------------------------------------------------
Total Increase (Decrease) in
   Net Assets Applicable to
      Common Shares                 (662,018)     2,239,256
NET ASSETS APPLICABLE TO
   COMMON SHARES:
Beginning of period               64,290,350     62,051,094
----------------------------------------------------------------
End of period (including
   undistributed net investment
   income of $130,054 and
   $126,141, respectively)      $ 63,628,332   $ 64,290,350
----------------------------------------------------------------




                                  (UNAUDITED)
                                  SIX MONTHS       YEAR
                                     ENDED         ENDED
                                    MAY 31,    NOVEMBER 30,
NUMBER OF FUND SHARES:               2002          2001
----------------------------------------------------------------
Common Shares:
Issued for distributions reinvested    3,461          1,728
Outstanding at:
   Beginning of period             4,228,395      4,226,667
----------------------------------------------------------------
   End of period                   4,231,856      4,228,395
----------------------------------------------------------------
Preferred Shares:
Outstanding at:
   Beginning of period                 1,492          1,492
----------------------------------------------------------------
   End of period                       1,492          1,492
----------------------------------------------------------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Colonial Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company. The Fund's investment goal is to provide current income, generally exempt from ordinary federal income tax. The Fund is authorized to issue an unlimited number of common shares of beneficial interest and 1,492 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At November 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

      YEAR OF EXPIRATION        CAPITAL LOSS CARRYFORWARD
       -----------------         -----------------------
             2008                       $ 936,392

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $34,490 increase in cost of securities and a corresponding $34,490 decrease in net unrealized appreciation, based on securities held by the Fund on December 1, 2001.

The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $4,955 and decrease net unrealized appreciation by $4,955. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to common shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2002 was 1.55%. For the six months ended May 31, 2002, the Fund declared dividends to Auction Preferred shareholders amounting to $268,185 representing an average APS dividend rate of 1.43%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets. Through November 30, 2004, the Advisor has contractually agreed to waive a portion of the fee so that it will not exceed 0.35% annually.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average weekly net assets are more than $50 million, a monthly fee equal to the average weekly net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

EXPENSE LIMITS:

The Advisor has voluntarily agreed to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average weekly net assets. This arrangement may be modified or terminated by the Advisor at any time.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $432 of custody fees were reduced by balance credits for the six months ended May 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PREFERRED SHARE OFFERING

The Fund currently has outstanding 1,492 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2002, there were no such restrictions on the Fund.

Certain reclassifications have been made relating to the presentation of the APS in the Statement of Changes in Net Assets for the year ending November 30, 2001 and the financial highlights for the year ending November 30, 2001 and 2000 to conform to current requirements.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations, were $5,985,804 and $6,213,391, respectively.

Unrealized appreciation (depreciation) at May 31, 2002, based on cost of investments for federal income tax purposes, was:

 Gross unrealized appreciation                   $7,092,956
 Gross unrealized depreciation                     (544,173)
-------------------------------------------------------------
   Net unrealized appreciation                   $6,548,783
-------------------------------------------------------------

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at May 31, 2002.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows
(common shares unless otherwise noted):

                                                                               (UNAUDITED)
                                                                               SIX MONTHS                                 PERIOD
                                                                                  ENDED                                    ENDED
                                                                                 MAY 31,     YEAR ENDED NOVEMBER 30,   NOVEMBER 30,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  2002         2001         2000        1999(A)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $     15.20  $     14.68  $     14.30      $  14.33
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                               0.62(b)(c)   1.24(c)      1.24(d)       0.06
Net realized and unrealized gain (loss) on investments and futures contracts       (0.16)(b)     0.51         0.55         (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                  0.46         1.75         1.79            --
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                         (0.06)       (0.26)       (0.35)           --
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations Applicable to Common Shareholders                0.40         1.49         1.44            --
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                         (0.56)       (0.97)       (0.93)           --
-----------------------------------------------------------------------------------------------------------------------------------
LESS SHARE TRANSACTIONS:
Offering costs-- common shares                                                        --           --           --(e)      (0.03)
Commission and offering costs-- preferred shares                                      --           --        (0.13)           --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Share Transactions                                                            --           --        (0.13)        (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $     15.04  $     15.20  $     14.68      $  14.30
-----------------------------------------------------------------------------------------------------------------------------------
Market price per share-- common shares                                       $     16.60  $     16.50  $     12.63      $  15.00
-----------------------------------------------------------------------------------------------------------------------------------
Total return-- based on market value-- common shares(f)(g)                          4.29%(h)    39.25%       (9.77)%        0.00%(h)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(i)(j)                                                                    0.87%(k)(l)    0.87%(k)     0.86%(k)      0.55%(l)
Net investment income(i)(j)                                                       8.23%(b)(l)    8.11%        8.78%         4.38%(l)
Net investment income(i)(j)                                                       7.38%(b)(l)(m) 6.42%(m)     6.34%(m)      4.38%(l)
Waiver/reimbursement(j)                                                           0.13%(l)       0.17%        0.48%         0.61%(l)
Portfolio turnover rate                                                              6%(h)          8%          33%            7%(h)
Net assets, end of period (000's)--common shares                             $ 63,628        $ 64,290     $ 62,051      $ 54,422

(a)  The Fund commenced investment operations on October 29, 1999.
(b)  Effective December 1, 2001, the Fund adopted the provision of the AICPA
     Audit and Accounting Guide for Investment Companies and began accreting discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 8.21% to 8.23% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.36% to 7.38%. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)  Rounds to less than $0.01 per share.
(f) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(j)  Ratios reflect average net assets available to common shares only.
(k) Ratios calculated using average net assets of the Fund equals 0.55%, 0.55% and 0.54% for the six months ended May 31, 2002, and years ended November
     30, 2001 and November 30, 2000, respectively.
(l)  Annualized.
(m)  Ratios reflect reduction for dividend payments to preferred shareholders.

ASSET COVERAGE REQUIREMENTS

                                              INVOLUNTARY
                                  ASSET       LIQUIDATING     AVERAGE
                TOTAL AMOUNT    COVERAGE      PREFERENCE   MARKET VALUE
                 OUTSTANDING    PER SHARE      PER SHARE     PER SHARE
---------------------------------------------------------------------------
05/31/02*        $37,300,000     $67,646        $25,002       $25,000
11/30/01          37,300,000      68,090         25,001        25,000
11/30/00**        37,300,000      66,589         25,020        25,000

*  Unaudited.
** On December 20, 1999, the Fund began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS

On May 22, 2002, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Items listed on the Fund's Proxy Statement for said Meeting. On March 1, 2002, the record date for the Meeting, the Fund had 4,230,031 common shares outstanding. The votes cast were as follows:

PROPOSAL 1.                             FOR      WITHHELD
                                        ---      --------
ELECTION OF TRUSTEES:

   Douglas A. Hacker                 4,145,255     33,828
   Janet Langford Kelly              4,134,323     44,760
   Joseph R. Palombo                 4,145,915     33,168


On March 1, 2002, the record date for the Meeting, the Fund had 1,492 preferred shares outstanding. The votes cast were as follows:

PROPOSAL 1.                             FOR      WITHHELD
                                        ---      --------
ELECTION OF TRUSTEES:

   Douglas A. Hacker                    1407           2
   Janet Langford Kelly                 1407           2
   Salvatore Macera                     1407           2
   Joseph R. Palombo                    1407           2
   Thomas E. Stitzel                    1407           2

DIVIDEND REINVESTMENT PLAN

1. You, BankBoston, NA*, will act as Agent for me, and will open an account for me under the Dividend Reinvestment Plan with the same registration as my shares of the Fund are currently registered. You will effect the dividend reinvestment option on my behalf as of the first record date for an income dividend or capital gain distribution ("distribution"), separately or collectively, after you receive the authorization duly executed by me.

2. Whenever the Fund declares a distribution payable in the Fund's shares of beneficial interest ("shares") or cash at the option of the shareholder, I hereby elect to take such distribution entirely in shares, subject to the terms of this Plan. If on the valuation date the Fund's net asset value per share is less than the market price (including estimated brokerage commissions), you shall on the payable date automatically receive for my account from the Fund that number of newly-issued shares that the cash otherwise receivable by me would purchase if the purchase price per share equaled the higher of: (a) net asset value per share on the valuation date, or (b) 95% of market price (not including estimated brokerage commission) on the payable date; except if the market price (not including estimated brokerage commissions) on the payable date is less than 95% of the net asset value per share on the valuation date, you shall receive a distribution of cash from the Fund and shall apply the amount of such distribution to the purchase in the open market of shares of my account, commencing on the business day after the payable date, subject to the condition that such purchases must be made at a "discount" during the remainder of the "buying period." "Discount" is defined as a market price per share (including estimated brokerage commissions) which is lower than the most recently determined net asset value per share (as calculated from time to time). "Buying period" shall mean the period commencing the first business day after the valuation date and ending at the close of business on the business day preceding the "ex" date for the next distribution. The valuation date will be the last business day of the week preceding the week of the payable date.

3. Should the Fund's net asset value per share exceed the market price (including estimated brokerage commissions) on the valuation date for a distribution, you shall receive for my account a distribution in cash from the Fund and shall apply the amount of such distribution on my shares to the purchase in the open market of shares for my account commencing on the first business day after the valuation date, subject to the condition that such purchases must be made at a discount during the buying period.

* EquiServe Trust Company, N.A. currently serves as Agent under the Dividend Reinvestment Plan.
--------------------------------------------------------------------------------


4. In the event you are instructed to purchase shares in the open market pursuant to paragraph 2 or 3 hereof, and you are unable for any reason to invest the full amount of the distribution in shares acquired in open-market purchases at a discount during the buying period, you will invest the uninvested portion of such distribution in newly-issued shares at the close of business at the end of such buying period at the higher of: (a) net asset value determined at such close, or (b) 95% of the market price (not including estimated brokerage commissions) at such close.

5. You may not acquire newly-issued shares after the valuation date unless you have received a legal opinion that registration of such shares is not required under the Securities Act of 1933, as amended, or unless the shares to be issued are registered under such an Act.

6. For all purposes of the Plan: (a) the market price of the shares on a particular date shall be the last sales price on the New York Stock Exchange on that date, or if there is no sale on such Exchange on that date, then the mean between the closing bid and asked quotations for such shares on such Exchange on such date (in either case including or not including estimated brokerage commissions as provided above) and (b) net asset value per share of the shares on a particular date shall be as determined by or on behalf of the Fund.

7. Open-market purchases provided for above may be made on any securities exchange where the shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as you shall determine. My cash funds held by you uninvested will not bear interest and it is understood that, in any event, you shall have no liability in connection with any inability to purchase shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. You shall nave no responsibility as to the value of the shares acquired for my account. For the purposes of open-market purchases with respect to the Plan you may commingle my funds with those of other shareholders of the Fund for whom you similarly act as Agent, and the average price (including brokerage commissions) of all shares purchased by you as Agent shall be the price per share allocated to me in connection therewith.

8. You may hold my shares acquired pursuant to my authorization, together with the shares of other shareholders of the Fund acquired pursuant to similar authorizations, in non-certificate form in your name or that of your nominee. You will forward to me any proxy solicitation material and will vote any shares so held for me only in accordance with the proxy returned by me to the Fund. Upon my written request, you will deliver to me, without charge, a certificate, or certificates for the full shares.

9. You will confirm to me each investment made for my account as soon as practicable but not later than 60 days after the date thereof. Although I may from time to time have an undivided fractional interest (computed to three decimal places) in a share, no certificates for a fractional share will be issued. However, distributions on fractional shares will be credited to my account. In the event of termination of my account under the Plan, you will sell such undivided fractional interests at the market value of the shares at the time of termination and send the net proceeds to me.

10. Any stock dividends or split shares distributed by the Fund on shares held by you for me will be credited to my account. In the event that the Fund makes available to its shareholders rights to purchase additional shares or other securities, the shares held for me under the Plan will be added to other shares held by me in calculating the number of rights to be issued to me.

11. Your fee for service described in this Plan will be paid by the Fund. I will be charged a pro rata share of brokerage commission on all open-market purchases.

12. I may terminate my account under the Plan by notifying you in writing. Such termination will be effective immediately if my notice is received by you prior to the record date of subsequent distributions. The Plan may be terminated by you or the Fund upon notice in writing mailed to me at least 30 days prior to any record date for the payment of any distribution of the Fund. Upon any termination you will cause a certificate or certificates for the full shares held for me under the Plan and the proceeds from the sales of any fractional shares to be delivered to me without charge. If I elect by notice to you in writing in advance of such termination to have you sell part or all of my shares and remit the proceeds to me, you are authorized to deduct brokerage commission for this transaction from the proceeds.

If I decide to terminate my account under the Plan, I may request that all my Plan shares, both full and fractional, be sold. The per share price may fall during the period between my request for sale and the sale in the open market which will be made within ten trading days after the Agent receives my request. The proceeds of the sale less a $2.50 service fee, plus any brokerage commission will be mailed to me after the settlement of funds from the brokerage firm. The settlement is three business days after the sale of shares.

13. These Terms and Conditions may be amended or supplemented by you or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to me appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by me unless, prior to the effective date thereof, you receive written notice of the termination of my account under the Plan. Any such amendment may include an appointment by you in your place and stead of successor Agent under these Terms and Conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these Terms and Conditions. Upon any such appointment of any Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for my account, all distributions payable on shares held in my name or under the Plan for retention or application by such successor Agent as provided in these Terms and Conditions.

14. You shall at all times act in good faith and agree to use your best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assume no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by your negligence, bad faith or willful misconduct, or that of your employees.

15. These Terms and Conditions shall be governed by the laws of the Commonwealth of Massachusetts.




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TRANSFER AGENT

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IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Insured Municipal Fund is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021
1-800-730-6001

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial Insured Municipal
Fund.

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COLONIAL INSURED MUNICIPAL FUND      SEMIANNUAL REPORT




                                                 ID-03/960J-0502 (07/02) 02/1218